Board Compensation and Key Management Personnel - Summary of Average Exercise Price Per Share Held by the Members of the Supervisory Board (Detail)	12 Months Ended
	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	235,432	193,866	185,128
Weighted average exercise price | € / shares	€ 11.52	€ 9.61	€ 7.21
Russell Greig [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	9,966
Weighted average exercise price | € / shares	€ 19.97
Mark Iwicki [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	84,209	79,226	73,576
Weighted average exercise price | € / shares	€ 10.07	€ 7.32	€ 6.57
Len Kanavy [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	21,818
Weighted average exercise price | € / shares	€ 16.33
Wolfgang Berthold [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	36,540	24,040	26,724
Weighted average exercise price | € / shares	€ 15.22	€ 8.90	€ 3.02
Lionel Carnot [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares		22,650	17,000
Weighted average exercise price | € / shares		€ 11.80	€ 8.87
John de Koning [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	27,633	22,650	17,000
Weighted average exercise price | € / shares	€ 14.34	€ 11.80	€ 8.87
Anand Mehra [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	27,633	22,650	17,000
Weighted average exercise price | € / shares	€ 14.34	€ 11.80	€ 8.87
Gregory Perry [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	27,633	22,650	17,000
Weighted average exercise price | € / shares	€ 14.34	€ 11.80	€ 8.87
Gabriele Dallmann [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares			16,828
Weighted average exercise price | € / shares			€ 3.24